Activities of the Company - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020
Series L Ordinary Shares [Member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	15.60%
Series B Share [Member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	9.40%
Fomento Economico Mexicano S.A.B. de C.V. [member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	47.20%
Percentage of voting rights	56.00%
The Coca-Cola Company [member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	27.80%
Percentage of voting rights	32.90%